Changes in Balances of Component of Accumulated Other Comprehensive Loss (Detail) (Accumulated Translation Adjustment) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (68)	(427)	$ (12)	(78)
Other comprehensive income	1	7	(56)	(349)	(12)	(78)
Ending balance	$ (67)	(420)	$ (68)	(427)	$ (12)	(78)